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SUPPLEMENT TO PROSPECTUS FOR VENTURE SURVIVORSHIP VARIABLE UNIVERSAL LIFE
(ISSUED BY SEPARATE ACCOUNT THREE OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA) DATED MAY 1, 1996 AS AMENDED AUGUST 14, 1996

AND SUPPLEMENT TO PROSPECTUS FOR MANULIFE SERIES FUND, INC. DATED AUGUST 14,
1996

This Supplement updates certain information in the Prospectuses named above. Please read it and keep it with your Prospectuses for future reference.

                                      (I)

On September 27, 1996, at a meeting of the Board of Directors of Manulife Series Fund, Inc. (the "Fund"), the Board voted to approve a reorganization (the "Reorganization") of the Fund that will combine each of the nine portfolios of the Fund with a newly created or existing portfolio of NASL Series Trust (the "Trust"), an open end management investment company advised by NASL Financial Services, Inc. ("NASL Financial"), the ultimate parent of which is The Manufacturers Life Insurance Company ("Manulife"). Manulife is also the ultimate parent of the Fund's current investment adviser, Manufacturers Adviser Corporation. The Reorganization is scheduled to take effect December 31, 1996.

The Reorganization will be effected by transferring all of the assets and liabilities of a Fund portfolio to the corresponding portfolio of the Trust in exchange for shares of such corresponding Trust portfolio. As a result of the Reorganization, each shareholder of a Fund portfolio will receive that number of shares of the corresponding Trust portfolio equal in value at the time of the exchange to the value of such shareholder's shares of the Fund portfolio on such date. However, because the per share value of the two Money Market portfolios will differ, shareholders of the Fund Money-Market portfolio will, after completion of the Reorganization, own a different number of shares of the Trust Money Market portfolio, even though the value of their shares will not have changed.

The table below identifies the specific Trust portfolio into which each Fund portfolio will reorganize as well as the adviser, subadviser, and advisory fees and other expenses for the Trust portfolio. NASL Financial is the adviser to each Trust portfolio although each portfolio will have a subadviser as noted below. The Money-Market Portfolio of the Fund will reorganize into the Trust Money Market Portfolio, an existing series of the Trust which has substantially similar investment objectives to the Fund Money-Market Portfolio. The Common Stock, Pacific Rim Emerging Markets, Real Estate Securities, Capital Growth Bond and Equity Index Portfolios of the Fund will reorganize into newly organized series of the Trust created for the purpose of operating as successors to the corresponding Fund portfolio. The investment objectives of these Fund portfolios will remain substantially the same and Manufacturers Adviser Corporation ("MAC") will manage the corresponding portfolios in a subadviser capacity. The International, Emerging Growth Equity and Balanced Assets portfolios will reorganize into newly organized portfolios of the Trust that will be subadvised by an adviser other than MAC with objectives that are similar but not identical to those of the corresponding Fund portfolio.




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
                                                                                                                 Total Fund
Fund Portfolio      Newly Organized       Trust Portfolio         Trust Portfolio       Advisory   Other         Operating
                    Trust Portfolio       Adviser                 SubAdviser            Fee        Expenses***   Expenses

Money-Market Fund   Money Market Trust    NASL Financial          Manufacturers         0.50%      0.04%         0.54%
                                                                  Adviser Corporation

International Fund  International Stock   NASL Financial          Rowe Price -          1.05%      0.20%         1.25%
                    Trust                                         Fleming
                                                                  International, Inc.

Emerging Growth     Emerging Growth       NASL Financial          Warburg, Pincus       1.05%      0.10%         1.15%
Equity Fund         Trust                                         Counsellors, Inc.


Balanced Assets     Balanced Trust        NASL Financial          Founders Asset        0.80%      0.15%         0.95%
Fund                                                              Management, Inc.

Common Stock Fund   Common Stock Trust    NASL Financial          Manufacturers         0.44%**    0.06%         0.50%**
                                                                  Adviser Corporation

Pacific Rim         Pacific Rim           NASL Financial          Manufacturers         0.85%      0.30%         1.15%
Emerging Markets    Emerging Markets                              Adviser Corporation
Fund                Trust

Real Estate         Real Estate           NASL Financial          Manufacturers         0.40%**    0.10%         0.50%**
Securities Fund     Securities Trust                              Adviser Corporation

Capital Growth      Capital Growth        NASL Financial          Manufacturers         0.40%**    0.10%         0.50%**
Bond Fund           Bond Trust                                    Adviser Corporation

Equity Index Fund   Equity Index Trust    NASL Financial          Manufacturers         0.25%      0.15%         0.40%
                                                                  Adviser Corporation

   The Reorganization is subject to the approval of the shareholders of each Fund portfolio and a shareholders meeting is scheduled to be held December 20, 1996 regarding this matter. Therefore, shareholders of record of the Fund on October 23, 1996 will receive notice of this meeting as well as a proxy statement which will explain in more detail the terms of the Reorganization.

 **"Total Fund Operating Expenses" reflect the agreement by NASL Financial voluntarily to waive fees payable to it and/or reimburse expenses for a period of one year following the consummation of the Reorganization to the extent necessary to prevent "Total Fund Operating Expenses" for each indicated NASL portfolio for such period from exceeding .50% of average net assets. "Advisory Fees" for each indicated NASL portfolio reflect estimated fee waivers by NASL Financial pursuant to such agreement; absent such waivers, "Advisory Fees" would be .70%, .70% and .65% for the NASL Common Stock Trust, NASL Real Estate Securities Trust and NASL Capital Growth Bond Trust, respectively.

***"Other Expenses" include custody fees, registration fees, legal fees, audit fees, trustees' fees, insurance fees and other miscellaneous expenses. The amounts in the table above are expense estimates for the first year based on historical NASL new portfolio cash inflows. NASL Financial has agreed to reduce its advisory fee or reimburse the Trust to the extent expenses (excluding taxes, portfolio brokerage, commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business) exceed 0.75% for the International Stock Trust and Pacific Rim Emerging Markets Trust, 0.15% for the Equity Index Trust, and 0.50% in the case of the other portfolios of the Trust of the average annual net assets of such Trust portfolio.

The last four sentences of the third paragraph of the Capital Growth Bond Fund disclosure on page 12 of the prospectus are replaced with the following:

   "Government obligations in which the Capital Growth Bond Fund may invest include those of foreign governments provided they are denominated in U.S. dollars. The Fund may purchase other securities issued by non U.S. issuers if denominated in U.S. dollars and issued pursuant to U.S. federal securities regulations. The Fund may also purchase securities on a forward-commitment, when-issued or delayed-delivery basis. For a discussion of these securities, please see the Statement of Additional Information."
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                                      (II)

   The paragraph entitled "Taxation of Policy Split Option" under the heading "Tax Treatment of Policy Benefits" is revised to read as follows:

   This option permits a Policy to be split into two other individual policies upon the occurrence of a divorce of the lives insured or certain changes in federal estate tax law. The purchase and exercise of the policy split option could have adverse tax consequences. For example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031 through 1043 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. It is also not clear whether the cost of the policy split option, which is deducted monthly from Policy Value, will be treated as a taxable distribution. Before purchasing the policy split option or exercising rights provided by the policy split option, please consult with a competent tax adviser regarding the possible consequences.


                                     (III)

   The fourth paragraph under the heading Manulife Series Fund and NASL Series Trust is hereby amended. The sentence which currently reads "Goldman Sachs Asset Management provides investment subadvisory services to the Value Equity Trust" is replaced by the following sentence:

   T. Rowe Price Associates, Inc. provides investment subadvisory services to the Value Equity Trust.

   This change in subadviser will be voted upon by shareholders of record of the Value Equity Trust at the close of business on October 23, 1996 at a shareholders meeting to be held by NASL Series Trust December 20, 1996.



   The Date of this Supplement is October 1, 1996.